Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates

The exchange rates used to translate amounts in Hong Kong Dollars into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:-

		2025		2024		2023
Balance sheet items, except for equity accounts	US$	1 = HK$7.8059	US$	1 = HK$7.7975	US$	1 = HK$7.8425
Items in statements of income and cash flows	US$	1 = HK$7.7962	US$	1 = HK$7.8173	US$	1 = HK$7.8356

Schedule of Fair Value Measurement on a Recurring Basis of the Short-term Investments	The valuation techniques are based on the fair value measurement on a recurring basis of the short-term investments.
As of August 31, 2025	Total	Quoted prices in active markets (level 1)	Significant other observable inputs (level 2)	Significant other unobservable inputs (level 3)
Publicly traded money market funds	$316,689	$316,689	$—	$—

Schedule of Estimated useful lives	Estimated useful lives are as follows:
Classification	Estimated useful life
Leasehold improvements	Shorter of the lease terms or the estimated useful lives of the assets
Computer	3 years
Furniture, fixture and equipment	5 years